REVENUE AND SEGMENT INFORMATION - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue
Sales of goods		¥ 184,077,018	¥ 188,752,179	¥ 179,785,704
Rendering of services		1,587,246	1,145,304	325,055
Total revenue from contracts with customers (net of value-added tax)		185,664,264	189,897,483	180,110,759
Rental income		329,989	317,915	240,153
Total revenue	$ 28,504,866	¥ 185,994,253	¥ 190,215,398	¥ 180,350,912